Material accounting policies - Estimated useful lives of the assets (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	20 years
Buildings | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	30 years
Machinery | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	5 years
Machinery | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	15 years
IT assets | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	3 years
IT assets | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	5 years
Fixtures & Furniture | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	10 years
Fixtures & Furniture | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	21 years
Vehicles | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	2 years
Vehicles | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	4 years
Leasehold Building Improvements
Material accounting policies
Estimated useful lives of property, plant and equipment	10 years
Property leased assets
Material accounting policies
Lease term	10 years
Property leased assets | Minimum
Material accounting policies
Estimated useful lives of right of use assets	10 years
Property leased assets | Maximum
Material accounting policies
Estimated useful lives of right of use assets	15 years
Machinery
Material accounting policies
Lease term	10 years
Machinery | Minimum
Material accounting policies
Estimated useful lives of right of use assets	5 years
Machinery | Maximum
Material accounting policies
Estimated useful lives of right of use assets	10 years
Vehicles
Material accounting policies
Lease term	4 years
Estimated useful lives of right of use assets	4 years
Software
Material accounting policies
Useful life of the intangible assets	3 years
Perpetual licences for ERP & front end software
Material accounting policies
Useful life of the intangible assets	10 years
Patents and licenses
Material accounting policies
Useful life of the intangible assets	10 years
Acquired customers and technology | Minimum
Material accounting policies
Useful life of the intangible assets	5 years
Acquired customers and technology | Maximum
Material accounting policies
Useful life of the intangible assets	20 years